FINANCIAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Restricted cash	$ 976	$ 984
Cash and cash equivalents	54,734	16,142
Non-current trade payables	358	548
Trade and other payables	896	1,093
Payables to related parties	1,557	267
Credit risk
Statement [Line Items]
Interest, refundable deposits, and other receivables	61	103
Restricted cash	976	984
Cash and cash equivalents	54,734	16,142
Total exposure	55,771	17,229
Foreign Exchange Risk
Statement [Line Items]
Amounts receivable	148	178
Cash and cash equivalents and restricted cash	50,186	16,094
Total Financial assets	50,334	16,272
Non-current trade payables	(358)	(548)
Convertible notes liability and derivative on convertible notes	(100,446)	(38,055)
Trade and other payables	(657)	(915)
Payables to related parties	(87)	(222)
Total Financial liabilities	(101,548)	(39,740)
Net financial assets exposed to foreign currency risk	$ (51,214)	$ (23,468)